Average Annual Total Returns	12 Months Ended
Nov. 30, 2011
Vanguard Pennsylvania Long-Term Tax-Exempt Fund | Vanguard Pennsylvania Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	10.05%
Five Years	4.42%
Ten Years	4.90%
Inception Date	Apr. 07, 1986
Vanguard Pennsylvania Long-Term Tax-Exempt Fund | Vanguard Pennsylvania Long-Term Tax-Exempt Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	10.14%
Five Years	4.50%
Ten Years	4.98%
Inception Date	May 14, 2001
Vanguard Pennsylvania Tax-Exempt Money Market Fund | Vanguard Pennsylvania Tax-Exempt Money Market Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.05%
Five Years	1.28%
Ten Years	1.53%
Inception Date	Jun. 13, 1988
Return After Taxes on Distributions | Vanguard Pennsylvania Long-Term Tax-Exempt Fund | Vanguard Pennsylvania Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	10.05%
Five Years	4.42%
Ten Years	4.87%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Pennsylvania Long-Term Tax-Exempt Fund | Vanguard Pennsylvania Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.98%
Five Years	4.38%
Ten Years	4.84%
Pennsylvania Tax-Exempt Money Market Funds Average | Vanguard Pennsylvania Tax-Exempt Money Market Fund | Vanguard Pennsylvania Tax-Exempt Money Market Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.01%
Five Years	1.00%
Ten Years	1.19%
Barclays Capital Municipal Bond Index | Vanguard Pennsylvania Long-Term Tax-Exempt Fund | Vanguard Pennsylvania Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	10.70%
Five Years	5.22%
Ten Years	5.38%
Barclays Capital Municipal Bond Index | Vanguard Pennsylvania Long-Term Tax-Exempt Fund | Vanguard Pennsylvania Long-Term Tax-Exempt Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	10.70%
Five Years	5.22%
Ten Years	5.38%
Barclays Capital PA Municipal Bond Index | Vanguard Pennsylvania Long-Term Tax-Exempt Fund | Vanguard Pennsylvania Long-Term Tax-Exempt Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	10.47%
Five Years	5.43%
Ten Years	5.43%
Barclays Capital PA Municipal Bond Index | Vanguard Pennsylvania Long-Term Tax-Exempt Fund | Vanguard Pennsylvania Long-Term Tax-Exempt Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	10.47%
Five Years	5.43%
Ten Years	none